Financial Risk, Management and Objectives (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities		$ 1,515,439
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical gold bullion that constitutes total equity		64.80%
Percentage of physical silver bullion that constitutes total equity		35.30%
Canada | Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 0	$ 1,416,000
Scenario Member | Other Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of gold		1.00%
Percentage decrease in market value of gold		1.00%
Increase (decrease) in equity	$ 0	$ 28,100,000
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars		1.00%